Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Revenues and Adjusted EBITDA by Segment

	Year ended December 31,

	2023	2022
Revenues
Legal Professionals	2,807	2,803
Corporates	1,620	1,536
Tax & Accounting Professionals	1,058	986
Reuters News	769	733
Global Print	562	592
Eliminations/Rounding	(22)	(23)
Revenues	6,794	6,627

Adjusted EBITDA
Legal Professionals	1,299	1,227
Corporates	619	578
Tax & Accounting Professionals	490	451
Reuters News	172	154
Global Print	213	212
Total reportable segments adjusted EBITDA	2,793	2,622
Corporate costs	(115)	(293)
Fair value adjustments (1)	(18)	18
Depreciation	(116)	(140)
Amortization of computer software	(512)	(485)
Amortization of other identifiable intangible assets	(97)	(99)
Other operating gains, net	397	211
Operating profit	2,332	1,834
Net interest expense	(152)	(196)
Other finance (costs) income	(192)	444
Share of post-tax earnings (losses) in equity method investments	1,075	(432)
Tax expense	(417)	(259)
Earnings from continuing operations	2,646	1,391
(1) The 2023 period included $16 million of acquired deferred revenue (2022 – $1 million).

Summary of Revenues by Classes of Similar Products or Services	The following table sets forth revenues by major type:

	Year ended December 31,

	2023	2022
Electronic, software & services	6,232	6,035
Global Print	562	592
Total	6,794	6,627

Summary of geographical information
Non-current
Assets by Geography

Geographic Information	Non-Current Assets (1)
	December 31,
	2023	2022
U.S.	9,029	12,141
Canada (country of domicile)	1,037	1,048
Other	182	186
Americas (North America, Latin America, South America)	10,248	13,375
Switzerland	1,993	2,000
U.K.	1,321	1,241
Other	47	42
EMEA (Europe, Middle East and Africa)	3,361	3,283
Asia Pacific	116	116
Total	13,725	16,774
(1)
Non-current
assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.